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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04101

Excelsior Tax-Exempt Funds, Inc.

(Exact name of registrant as specified in charter)

114 West 47th Street New York, NY	10036
(Address of principal executive offices)	(Zip code)

BISYS Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-852-1000

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Excelsior Tax-Exempt Funds, Inc.

New York Tax-Exempt Money Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (72.76%):
$ 5,000,000	Binghamton, New York, Bond Anticipation Note, Sewer System Improvements, General Obligation Bonds, 3.75%, 03/30/07	$5,002,750
4,070,000	East Hampton Township, New York, General Obligation Bonds, Bond Anticipation Notes, Series C, 4.13%, 08/31/07	4,086,139
6,000,000	Edgemont County, New York, Greenburgh School District General Obligation Bonds, Tax Anticipation Notes, 4.25%, 01/19/07	6,001,438
13,970,000	Erie County, New York, Industrial Development Agency Revenue Bonds, School Facilities, TOCS, Series J, (FSA), 3.94%, 05/01/12 (a) (b)	13,970,000
2,000,000	Hauppauge County, New York, School District General Obligation Bonds, Tax Anticipation Notes, 4.25%, 06/28/07	2,006,153
4,350,000	Hudson Yards, New York, Infastructure Corp. Revenue Bonds, PUTTERS, Series 1667T (FGIC), 3.97%, 08/15/14 (a) (b)	4,350,000
3,500,000	Nanuet, New York, School District General Obligation Bonds, Bond Anticipation Notes, 3.75%, 01/19/07	3,500,353
1,600,000	Nassau County, New York, Interim Finance Authority, Sales Tax Revenue Bonds, Series B, (FSA), 3.85%, 11/15/22 (a)	1,600,000
19,900,000	New York City, New York Housing Development Corp., Multi Family Mortgage Revenue Bonds, 201 Pearl Street Development, Series A, (FNMA), 3.85%, 10/15/41 (a)	19,900,000
1,595,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, PUTTERS, Series 622, (AMBAC), 3.95%, 06/15/12 (a) (b)	1,595,000
1,000,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, PUTTERS, Series 624, (AMBAC), 3.95%, 06/15/12 (a) (b)	1,000,000
9,095,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, Water & Sewer Systems Floating Rate Trust Certificates, Series 726X, (MBIA), 3.93%, 06/15/27 (a) (b)	9,095,000
8,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Bond Anticipation Notes, 4.25%, 06/29/07	8,027,357
10,870,000	New York City, New York, Transitional Finance Authority Revenue Bonds, EAGLE, Class A, 3.96%, 02/01/31 (a) (b)	10,870,000
10,485,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Floating Rate Certificates, Series 536, (MBIA), 3.93%, 05/01/15 (a) (b)	10,485,000
3,275,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Floating Rate Certificates, Series N-11, 4.01%, 02/01/14 (a) (b)	3,275,000
8,745,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTERS, Series 468, (MBIA), 3.95%, 02/01/11 (a) (b)	8,745,000
5,470,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTERS, Series 471, (FGIC), 3.95%, 02/01/11 (a) (b)	5,470,000
9,610,000	New York State, Dormitory Authority Commercial Paper, Columbia University, Series 97, 3.50%, 03/06/07	9,610,000
8,000,000	New York State, Dormitory Authority Commercial Paper, Cornell University, 3.55%, 02/08/07	8,000,000
7,735,000	New York State, Environmental Facilities Corporation, Clean Water Revenue Bonds, PUTTERS, Series 1372, 3.95%, 06/15/14 (a) (b)	7,735,000
11,283,000	New York State, Metropolitan Transit Authority Revenue Bonds, Floating Rate Certificates, Series 848-D, (FGIC), 3.93%, 11/15/21 (a) (b)	11,283,000
3,720,000	New York State, Metropolitan Transit Authority Revenue Bonds, Series D-1, (FSA), 3.85%, 11/01/29 (a)	3,720,000
2,000,000	New York State, Mortgage Agency Revenue Bonds, Floating Rate Certificates, Series 1199, 3.93%, 10/01/27 (a) (b)	2,000,000
9,995,000	New York State, Munitops Certificates Trust, General Obligation Bonds, (AMBAC), 3.94%, 02/01/14 (a) (b)	9,995,000
10,000,000	New York State, Munitops Certificates Trust, Revenue Bonds, (FSA), 3.94%, 12/15/12 (a) (b)	10,000,000
15,000,000	New York State, Munitops Certificates Trust, Revenue Bonds, (FSA), 3.94%, 08/01/13 (a) (b)	15,000,000

4,500,000	New York State, New York, Dormitory Authority Revenue Bonds, Secondary Issues, FLOATERS, Series 1520,, 3.93%, 12/15/23 (a) (b)	4,500,000
6,500,000	New York State, Power Authority Commercial Paper, 3.54%, 3.54% 03/07/2007 03/07/07	6,500,000
15,250,000	New York State, Power Authority General Obligation Bonds, 3.60%, 03/01/16 (a)	15,250,000
8,220,000	New York State, Sales Tax Asset Receivable Corporation Revenue Bonds, PUTTERS, Series 564, (MBIA), 3.95%, 10/15/12 (a) (b)	8,220,000
23,225,000	New York State, Thruway Authority Revenue Bonds, EAGLE, Class A, (AMBAC), 3.96%, 01/01/30 (a) (b)	23,225,000
3,060,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, 3.86%, 01/01/33 (a)	3,060,000
8,000,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Sub-Series B3, 3.93%, 01/01/32 (a)	8,000,000
18,460,000	New York State, Urban Development Corporation Revenue Bonds, EAGLE, Class A, 3.96%, 03/15/35 (a) (b) (c)	18,460,000
6,100,000	Niagara Falls, New York, Bridge Commission Toll Authority Revenue Bonds, Series A, (FGIC), 3.84%, 10/01/19 (a)	6,100,000
3,000,000	North Colonie, New York, Central School District General Obligation Bonds, Tax Anticipation Notes, 3.75%, 01/09/07	3,000,077
2,655,000	Oneida County, New York, Industrial Development Agency Revenue Bonds, Hamilton College, (MBIA), 3.95%, 09/15/32 (a)	2,655,000
2,500,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligation, Series 2, 3.88%, 05/01/19 (a)	2,500,000
6,500,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligation, Series 3, 3.90%, 06/01/20 (a)	6,500,000
8,100,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligation, Series 5, 3.90%, 08/01/24 (a)	8,100,000
1,500,000	Rocky Point, New York, School District General Obligation Bonds, Tax Anticipation Notes, 4.00%, 06/29/07	1,502,960
6,000,000	Sag Harbor, New York, School District General Obligation Bonds, Tax Anticipation Notes, 4.25%, 06/29/07	6,020,659
15,000,000	Suffolk County, New York, General Obligation Bonds, Tax Anticipation Notes, 4.25%, 08/16/07	15,068,100
5,000,000	Suffolk County, New York, General Obligation Bonds, Tax Anticipation Notes, Series 2, 4.00%, 09/18/07	5,016,250
5,000,000	Valhalla, New York, School District General Obligation Bonds, Tax Anticipation Notes, 4.00%, 02/01/07	5,001,313
4,225,000	Vestal, New York, General Obligation Bonds, Bond Anticipation Notes, 3.75%, 05/25/07	4,228,752

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $349,230,301)		349,230,301

TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (29.73%):
2,050,000	Long Island Power Authority, New York, Electric Systems Revenue Bonds, Sub-Series 2B, (BAYERISCHE LANDESBANK), 3.92%, 05/01/33 (a)	2,050,000
16,900,000	Long Island Power Authority, New York, Electric Systems Revenue Bonds, Sub-Series 3B, (WESTDEUTSCHE LANDESBANK), 3.88%, 05/01/33 (a)	16,900,000
4,660,000	Monroe County, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Greater Rochester YMCA Project, (MANUFACTURERS & TRADERS), 3.96%, 04/01/31 (a)	4,660,000
6,760,000	New York City, New York, General Obligation Bonds, Sub-Series A4, (WESTDEUTSCHE LANDESBANK), 3.90%, 08/01/23 (a)	6,760,000
8,800,000	New York City, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Jewish Community Center Project, (MANUFACTURERS & TRADERS), 3.96%, 03/01/30 (a)	8,800,000
15,025,000	New York City, New York, Industrial Development Agency Revenue Bonds, Special Facilities, New York Stock Exchange Project, Series B, (BANK OF AMERICA N.A.), 3.85%, 05/01/33 (a)	15,025,000
10,000,000	New York City, New York, Trust For Cultural Restoration Revenue Bonds, WNYC Radio, Inc., (WACHOVIA BANK N.A.), 3.89%, 04/01/26 (a)	10,000,000
7,500,000	New York State, Commerical Paper, Series 97-A, (BAYERISCHE LANDESBANK-50% / LANDESBANK HESSEN-THURINGEN-50%), 3.52%, 01/18/07	7,500,000
6,730,000	New York State, Dormitory Authority Revenue Bonds, Catholic Health Systems Obligations, Series C, (HSBC BANK USA N.A.), 3.89%, 07/01/22 (a)	6,730,000
5,205,000	New York State, Dormitory Authority Revenue Bonds, Oxford University Press Inc., (LANDESBANK HESSEN-THURINGEN), 3.99%, 07/01/23 (a)	5,205,000

6,600,000	New York State, Energy Research & Development Authority Facilities Revenue Bonds, Sub-series A-1, (WACHOVIA BANK N.A.), 3.85%, 05/01/39 (a)	6,600,000
14,100,000	New York State, Environmental Quality General Obligation Bonds, Series G, (WESTDEUTSCHE LANDESBANK), 3.61%, 11/30/18 (a)	14,100,000
11,300,000	New York State, Housing Finance Agency Revenue Bonds, Service Contracts, Series E, (BNP PARIBAS), 3.85%, 03/15/27 (a)	11,300,000
20,500,000	New York State, Housing Finance Agency Revenue Bonds, Service Contracts, Series I, (LANDESBANK HESSEN-THURINGEN), 3.90%, 03/15/31 (a)	20,500,000
6,590,000	New York State, Metropolitan Transit Authority Revenue Bonds, Sub-Series E-2, (FORTIS BANK N.V.), 3.95%, 11/01/35 (a)	6,590,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $142,720,000)		142,720,000

Shares
REGISTERED INVESTMENT COMPANIES (0.19%):
907,818	BlackRock Institutional New York	907,818
	Money Market Fund
1	Dreyfus New York Tax Exempt Fund	1

Total REGISTERED INVESTMENT COMPANIES (Cost $907,819)		907,819

Total Investments (Cost $492,858,120) - 102.68%		$492,858,120
Liabilities in excess of other assets - (2.68)%		(12,855,833)

NET ASSETS - 100.00%		$480,002,287

(a)	Variable Rate Security – The rate disclosed is as of December 31, 2006.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to $179,273,000 or 37.35% net assets.
(c)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

AMBAC - American Municipal Bond Assurance Corp.

FGIC - Financial Guaranty Insurance Corp.

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2006, approximately 30% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At December 31, 100% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.

Excelsior Tax-Exempt Funds, Inc.

Tax-Exempt Money Fund
Schedule of Portfolio Investments (Unaudited)	December 31, 2006

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (92.97%):
$ 14,000,000	Anne Arundel County, Maryland, Commercial Paper, Bond Anticipation Notes, Series B, 3.55%, 04/05/07	$14,000,000
7,440,000	Arizona State, Agricultural Improvement & Power Distribution, Electrical Systems Revenue Bonds, Salt River Project, ROCS, 3.95%, 01/01/31 (a) (b)	7,440,000
21,000,000	Arizona State, Salt River Project Commercial Paper, Series C, 3.48%, 04/05/07	21,000,000
10,000,000	Austin, Texas, Independent School District Commercial Paper, Series 2005-A, 3.58%, 02/12/07	10,000,000
44,000,000	Austin, Texas, Water & Wastewater System Revenue Bonds, (FSA), 3.95%, 05/15/24 (a)	44,000,000
25,900,000	Baltimore County, Maryland, Commercial Paper, Bond Anticipation Notes, 3.50%, 03/13/07	25,900,000
15,640,000	Bastrop, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2003-23, 3.96%, 02/15/11 (a) (b)	15,640,000
26,560,000	Boulder, Larimer, & Weld County, Colorado, School District General Obligation Bonds, FLOATERS, Series 1540, (FSA), 3.88%, 12/15/26 (a) (b)	26,560,000
11,945,000	Brownsville, Texas, Utility Systems Revenue Bonds, PUTTERS, Series 1132, (AMBAC), 3.97%, 09/01/13 (a) (b)	11,945,000
14,065,000	Bryan, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-16, 3.96%, 02/15/13 (a) (b)	14,065,000
40,025,000	California State, General Obligation Bonds, TOCS, Series HH, (FSA), 3.94%, 07/03/13 (a) (b)	40,025,000
4,800,000	Carbon County, Wyoming, Pollution Control Revenue Bonds, Amoco Project, 3.55%, 11/01/14 (a)	4,800,000
15,835,000	Cedar Hill, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-19, 3.96%, 07/01/13 (a) (b)	15,835,000
28,070,000	Chicago, Illinois, General Obligation Bonds, PUTTERS, Series 1277, (FSA), 3.97%, 01/01/14 (a) (b)	28,070,000
20,000,000	Colorado State, Regional Transportation District Commercial Paper, 3.55%, 03/07/07	20,000,000
14,800,000	Colorado State, Regional Transportation District, Sales Tax Revenue Bonds, EAGLE, Class A, (AMBAC), 3.96%, 11/01/36 (a) (b)	14,800,000
25,000,000	Colorado State, Regional Transportation District, Sales Tax Revenue Bonds, EAGLE, Class A, (AMBAC), 3.96%, 11/01/36 (a) (b)	25,000,000
10,000,000	Colorado State, Regional Transportation District, Sales Tax Revenue Bonds, EAGLE, CLass A, (AMBAC), 3.96%, 11/01/36 (a) (b)	10,000,000
25,995,000	Cypress Fairbanks, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2003-22, 3.96%, 02/15/11 (a) (b)	25,995,000
16,685,000	Dallas, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-6, 3.96%, 02/15/12 (a) (b)	16,685,000
29,630,000	Dallas, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-1, 3.96%, 08/15/12 (a) (b)	29,630,000
4,790,000	Dallas, Texas, Water & Sewer Commercial Paper, Series B, 3.55%, 03/01/07	4,790,000
26,061,000	Dallas, Texas, Water & Sewer Commercial Paper, Series B, 3.55%, 03/01/07	26,061,000
11,700,000	Delaware County, Pennsylvania, Industrial Development Authority, Amoco Pollution Control Revenue Bonds, 3.98%, 10/01/19 (a)	11,700,000
12,935,000	Denton, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-21, 3.96%, 08/15/12 (a) (b)	12,935,000
13,635,000	Detroit, Michigan, Munitops Certificates Trust, City School District General Obligation Bonds, Series 2004-39, (FGIC), 3.95%, 05/01/11 (a) (b)	13,635,000
8,705,000	Detroit, Michigan, Water Supply Systems Revenue Bonds, FLOATERS, Series 1445, (FSA), 3.95%, 07/01/29 (a) (b)	8,705,000
17,180,000	Detroit, Michigan, Water Supply Systems Revenue Bonds, PUTTERS, Series 1443, (FSA), 3.97%, 07/01/14 (a) (b)	17,180,000
23,510,000	District of Columbia, General Obligation Bonds, Series D, (FGIC), 3.90%, 06/01/29 (a)	23,510,000

17,160,000	Florida State, Board of Education Lottery Revenue Bonds, ROCS, (AMBAC), 3.95%, 07/01/25 (a) (b)	17,160,000
10,480,000	Florida State, Munitops Certificates Trust, Revenue Bonds, (FGIC), 3.95%, 01/01/11 (a) (b)	10,480,000
9,265,000	Frisco, Texas, Munitops Certificates Trust, General Obligation Bonds, 3.96%, 08/15/11 (a) (b)	9,265,000
17,235,000	Fulton County, Georgia, Water & Sewage Revenue Bonds, Floating Rate Certificates, Series 1120, (FGIC), 3.95%, 01/01/30 (a) (b)	17,235,000
8,500,000	Garden State Preservation Trust, New Jersey, Open Space & Farmland Revenue Bonds, Floating Rate Certificates, Series 860, (FSA), 3.93%, 11/01/17 (a) (b)	8,500,000
8,745,000	Georgia State, General Obligation Bonds, Floating Rate Certificates, Series 647, 3.95%, 05/01/22 (a) (b)	8,745,000
9,995,000	Harlandale, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2005-22, 3.96%, 08/15/13 (a) (b)	9,995,000
25,000,000	Harris County, Texas, General Obligation Bonds, Tax Anticipation Notes, 4.25%, 02/28/07	25,029,056
32,500,000	Harris County, Texas, General Obligation Bonds, Tax Anticipation Notes, 4.50%, 02/28/07	32,550,340
14,295,000	Hawaii State, General Obligation Bonds, ROCS, (FSA), 3.95%, 03/01/26 (a) (b)	14,295,000
22,000,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project - Standard Oil Co., 3.65%, 03/01/14 (a)	21,993,711
19,300,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project - Standard Oil Co., 3.55%, 11/01/19 (a)	19,300,000
9,995,000	Houston, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-35, (PSF-GTD), 3.96%, 02/15/13 (a) (b)	9,995,000
12,600,000	Houston, Texas, Utility System Revenue Bonds, TOCS, Series A, (FSA), 3.95%, 05/15/12 (a) (b)	12,600,000
3,400,000	Hurley, New Mexico, Pollution Control Revenue Bonds, Kennecott Santa Fe, BP Amoco, 3.97%, 12/01/15 (a)	3,400,000
8,000,000	Illinois State, Finance Authority Revenue Bonds, FLOATERS, Series 1489, 3.95%, 12/01/42 (a) (b)	8,000,000
60,200,000	Intermountain Power Agency, Utah, Commercial Paper, Series B-2, 3.53%, 03/15/07	60,200,000
14,700,000	Iowa State, Finance Authority Small Business Development Revenue Bonds, Multi-Familty Housing, Village Court Associates, DuPont, Series B, 3.98%, 11/01/15 (a)	14,700,000
12,340,000	Jackson County, Mississippi, Water Systems General Obligation Bonds, Chervon Corp., 3.70%, 11/01/24 (a)	12,340,000
20,000,000	Jacksonville, Florida, Electrical Systems Commercial Paper, 3.60%, 03/07/07	20,000,000
14,000,000	Jacksonville, Florida, Electrical Systems Commercial Paper, Series 2000-A, 3.53%, 04/10/07	14,000,000
35,000,000	Jacksonville, Florida, Electrical Systems Commercial Paper, Series 2000-A, 3.58%, 04/10/07	35,000,000
16,145,000	Jacksonville, Florida, St. Johns River, Power Systems Revenue Bonds, PUTTERS, Series 1182, (MBIA), 3.97%, 04/01/13 (a) (b)	16,145,000
8,955,000	Judson, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2003-36, 3.96%, 02/01/11 (a) (b)	8,955,000
50,100,000	Kansas City, Missouri, Industrial Development Authority Revenue Bonds, Downtown Arena Project, Series C, (AMBAC), 3.95%, 04/01/40 (a)	50,100,000
13,300,000	Kansas City, Missouri, Industrial Development Authority Revenue Bonds, Downtown Redevelopment District, Series A, (AMBAC), 3.95%, 12/01/32 (a)	13,300,000
10,500,000	Kansas City, Missouri, Industrial Development Authority Revenue Bonds, Downtown Redevelopment District, Series A, (AMBAC), 3.95%, 12/01/32 (a)	10,500,000
26,000,000	Las Vegas, Nevada, Water District General Obligation Bonds, Series B, 4.00%, 06/01/36 (a)	26,000,000
19,000,000	Massachusetts State, Commercial Paper, Series H, 3.72%, 01/19/07	19,000,000
17,715,000	Memphis, Tennessee, Electric Systems Revenue Bonds, PUTTERS, Series 378, (MBIA), 3.97%, 12/01/11 (a) (b)	17,715,000
14,200,000	Michigan State, Building Authority Revenue Bonds, EAGLE, Class A, (FGIC), 3.96%, 10/15/36 (a) (b)	14,200,000
7,510,000	Michigan State, Building Authority Revenue Bonds, Series 886, (MBIA), 3.95%, 10/15/17 (a) (b)	7,510,000

5,185,000	Michigan State, Municipal Bond Authority Revenue Bonds, PUTTERS, Series 453, 3.97%, 05/01/12 (a) (b)	5,185,000
10,600,000	Missouri State, Health & Educational Facilities Authority, Washington University, Revenue Bonds, Series A, 4.00%, 02/15/34 (a)	10,600,000
20,000,000	Nashville & Davidson County, Tennessee, Metopolitan Government Authority Commercial Paper, 3.58%, 01/18/07	20,000,000
27,000,000	New Jersey State, Tax & Revenue Anticipation Notes, 4.50%, 06/22/07	27,117,639
20,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Bond Anticipation Notes, 4.25%, 06/29/07	20,068,392
45,000,000	New York City, New York, Water & Sewer Authority Commercial Paper, 3.55%, 01/11/07	45,000,000
11,050,000	New York State, Power Authority General Obligation Bonds, 3.60%, 03/01/20 (a)	11,050,000
55,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Sub Series B4, 3.88%, 01/01/32 (a)	55,000
13,000,000	North Carolina State, Capital Facilities Finance Agency Revenue Bonds, EAGLE, Class A, 3.96%, 10/01/44 (a) (b)	13,000,000
12,130,000	North Carolina State, General Obligation Bonds, PUTTERS, Series 465, 3.97%, 05/01/11 (a) (b)	12,130,000
10,260,000	North Carolina State, General Obligation Bonds, PUTTERS, Series 466, 3.97%, 03/01/12 (a) (b)	10,260,000
7,340,000	North Texas, Municipal Water District, Water Systems Revenue Bonds, ROCS, (MBIA), 3.95%, 09/01/26 (a) (b)	7,340,000
7,665,000	Ohio State, General Obligation Bonds, PUTTERS, Series 1295, 3.97%, 05/01/14 (a) (b)	7,665,000
10,000,000	Oklahoma State, Water Resource Board Revenue Bonds, Loan Program, 3.60%, 09/01/24 (a)	10,000,000
10,000,000	Oklahoma State, Water Resource Board Revenue Bonds, Loan Program, 3.60%, 09/01/32 (a)	10,000,000
45,700,000	Omaha, Nebraska, Public Power Distribution Commercial Paper, 3.56%, 01/11/07	45,700,000
36,000,000	Pennsylvania State, Turnpike Commission Revenue Bonds, Series A-2, 3.95%, 12/01/30 (a)	36,000,000
9,460,000	Pflugerville, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-17, 3.96%, 02/15/13 (a) (b)	9,460,000
3,905,000	Phoenix, Arizona, Civic Improvement Corp., Excise Tax Revenue Bonds, EAGLE, Class A, 3.96%, 07/01/17 (a) (b)	3,905,000
14,500,000	San Antonio, Texas, Water Revenue Bonds, EAGLE, Class A, (MBIA), 3.96%, 05/15/40 (a) (b)	14,500,000
40,000,000	San Antonio, Texas, Water Revenue Bonds, EAGLE, Class A, (MBIA), 3.96%, 05/15/40 (a) (b)	40,000,000
44,600,000	San Antonio, Texas, Water System Commercial Paper, Series 2001-A, 3.57%, 03/08/07	44,600,000
14,000,000	South Carolina State, Munitops Certificates Trust, General Obligation Bonds, (FSA), 3.95%, 03/01/11 (a) (b)	14,000,000
13,205,000	South Carolina State, Public Service Authority Revenue Bonds, PUTTERS, Series 1198, (MBIA), 3.95%, 07/01/13 (a) (b)	13,205,000
44,000,000	St. James Parish, Louisiana, Pollution Control Commercial Paper, Texaco Project, 3.61%, 02/13/07	44,000,000
7,000,000	Tennessee State, School Building Authority Commercial Paper, Series A, 3.60%, 04/09/07	7,000,000
22,000,000	Texas State, General Obligation Bonds, Series B, 3.52%, 04/01/36	22,000,000
44,200,000	Texas State, Tax & Revenue Anticipation Notes, 4.50%, 08/31/07	44,464,781
10,990,000	Texas State, Transportation Commision Revenue Bonds, PUTTERS, Series 1324, 3.97%, 04/01/14 (a) (b)	10,990,000
8,720,000	Thurston County, Washington, School District General Obligation Bonds, PUTTERS, Series 1108, (MBIA), 3.97%, 06/01/13 (a) (b)	8,720,000
8,840,000	Tyler, Texas, Junior College District Revenue Bonds, FLOATERS, Series 1560, (AMBAC), 3.95%, 08/15/36 (a) (b)	8,840,000
3,075,000	Uinta County, Wyoming, Pollution Control Revenue Bonds, Chevron USA Inc. Project, 4.00%, 08/15/20 (a)	3,075,000
21,500,000	Univeristy of Hawaii, Revenue Bonds, FLOATERS, Series 1546, (MBIA), 3.68%, 10/01/36 (a) (b)	21,500,000
32,000,000	University of North Carolina, Board of Governors Commercial Paper, Series 2004-B, 3.58%, 03/09/07	32,000,000
13,700,000	University of Texas, Commercial Paper, Series A, 3.58%, 04/05/07	13,700,000
18,810,000	University of Texas, University Revenue Bonds, EAGLE, Class A, 3.96%, 08/15/37 (a) (b)	`18,810,000

5,535,000	University of Texas, University Revenue Bonds, PUTTERS, Series 592, 3.97%, 08/15/12 (a) (b)	5,535,000
3,300,000	University of Virginia, University Revenue Bonds, EAGLE, Series A, 3.96%, 06/01/33 (a) (b)	3,300,000
14,288,500	Virginia Commonwealth, Transportation Board, Revenue Bonds, Floating Rate Certificates, Series 727, 3.95%, 05/15/19 (a) (b)	14,288,500
8,590,000	Wake County, North Carolina, Commercial Paper, General Obligation Bond Anticipation Notes, 3.55%, 02/13/07	8,590,000
6,055,000	Wake County, North Carolina, Commercial Paper, General Obligation Bond Anticipation Notes, 3.57%, 02/13/07	6,055,000
21,870,000	Wake County, North Carolina, Commercial Paper, General Obligation Bond Anticipation Notes, 3.58%, 02/13/07	21,870,000
9,745,000	Washoe County, Nevada, General Obligation Bonds, Floating Rate Certificates, Series 1241, (MBIA), 3.95%, 01/01/35 (a) (b)	9,745,000
15,180,000	Wisconsin State, Clean Water Revenue Bonds, PUTTERS, Series 1509, 3.97%, 06/01/13 (a) (b)	15,180,000
39,643,000	Wisconsin State, Transportation Authority Commercial Paper, 3.60%, 03/07/07	39,643,000
25,000,000	Wisconsin State, Transportation Authority Commercial Paper, Series 2006-B, 3.55%, 04/04/07	25,000,000
8,140,000	York County, South Carolina, School District 4 General Obligation Bonds, Fort Mill, TOCS, Series F, 3.95%, 03/09/12 (a) (b)	8,140,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $1,931,401,419)		1,931,401,419

TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (6.40%):
15,000,000	Atlanta, Georgia, Metropolitan Transit Authority, Sales Tax Commercial Paper, (DEXIA CREDIT LOCAL), 3.55%, 03/08/07	15,000,000
30,000,000	Atlanta, Georgia, Metropolitan Transit Authority, Sales Tax Commercial Paper, (DEXIA CREDIT LOCAL), 3.53%, 04/05/07	30,000,000
29,900,000	Baltimore, Maryland, Port Facilities Authority Revenue Bonds, (BNP PARIBAS), 3.60%, 10/14/11 (a)	29,900,000
18,000,000	Des Moines, Iowa, Hospital Facilities Authority Revenue Bonds, Methodist Medical Center Project, (WACHOVIA BANK N.A.), 3.90%, 08/01/15 (a)	18,000,000
7,000,000	Kenton County, Kentucky, Industrial Building Authority Revenue Bonds, Redken Labs, Inc. Project, (JP MORGAN CHASE BANK), 3.56%, 12/01/14 (a)	7,000,000
17,000,000	Massachusetts State, Commercial Paper, Series E, (DEXIA CREDIT LOCAL), 3.73%, 01/19/07	17,000,000
16,000,000	Michigan State, General Obligation Anticipation Notes, Series A, (DEPFA BANK PLC), 4.25%, 09/28/07	16,083,247

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $132,983,247)		132,983,247

Shares
REGISTERED INVESTMENT COMPANIES (0.17%):
3,528,530	BlackRock Muni Fund	3,528,530
1	Dreyfus Tax Exempt Cash Fund	1
Total REGISTERED INVESTMENT COMPANIES (Cost $3,528,531)		3,528,531

Total Investments (Cost $2,067,913,197) 99.54%		$2,067,913,197
Other assets in excess of liabilities 0.46%		9,611,462

NET ASSETS 100.00%		$2,077,524,659

(a)	Variable Rate Security – The rate disclosed is as of December 31, 2006.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to $800,638,500 or 38.54% of net assets.

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

PSF-GTD – Permanent School Fund – Guaranteed

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2006, approximately 6% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Excelsior Tax-Exempt Funds, Inc.

California Short-Intermediate Term Tax-Exempt Income Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Principal Amount	Security Description	Value
TAX-EXEMPT SECURITIES (86.00%):
$ 1,500,000	Anaheim, California, Public Financing Authority Revenue Bonds, Distribution Systems, (AMBAC), 5.00%, 10/01/13	$1,624,635
1,000,000	California State Department of Transportation Revenue Bonds, Federal Highway Grant Anticipation Bonds, Series A, (FGIC), 4.50%, 02/01/13	1,048,690
1,000,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series Y, 5.00%, 12/01/10	1,052,820
1,500,000	California State Department of Water Resources Revenue Bonds, Series W, (AMBAC), 5.50%, 12/01/09	1,580,520
3,000,000	California State Economic Recovery, General Obligation Bonds, Series B, (Mandatory Put 07/01/07 @ 100), 5.00%, 07/01/23	3,021,720
1,000,000	California State Economic Recovery, Special Sales Tax Revenue Bonds, Series A, (FGIC), 5.25%, 07/01/14	1,101,290
750,000	California State General Obligation Bonds, 6.25%, 04/01/08	774,150
2,000,000	California State General Obligation Bonds, 5.00%, 02/01/11	2,099,780
1,000,000	California State University Systemwide Revenue Bonds, Series A, (AMBAC), 5.00%, 11/01/12	1,075,100
1,000,000	California Statewide Communities Development Authority Revenue Bonds, California Endowment, 5.00%, 07/01/13	1,077,400
3,000,000	California Statewide Communities Development Authority Revenue Bonds, John Muir Health, Series A, 5.00%, 08/15/17	3,222,480
1,000,000	Central Valley, California, School District Financing Authority Revenue Bonds, Series A, (MBIA), 6.15%, 08/01/09	1,061,890
1,000,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC), 6.00%, 03/01/08	1,028,430
975,000	Foothill- De Anza, California, Community College District General Obligation Bonds, (FGIC), 5.00%, 08/01/14	1,041,339
1,000,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Revenue Bonds, Enhanced-Asset Backed, Series A, 5.00%, 06/01/15	1,007,190
3,500,000	Los Angeles County, California, Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series A, (FSA), 5.25%, 07/01/10	3,675,315
1,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Power System, Series A, Sub-Series A-1, (MBIA), 5.00%, 07/01/14	1,078,000
1,000,000	Los Angeles, California, General Obligation Bonds, Series A, (MBIA), 4.00%, 09/01/13	1,023,460
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, (FGIC), 5.00%, 02/01/13	1,075,760
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series A, (FSA), 5.00%, 02/01/10	1,042,160
1,500,000	Los Angeles, California, Waste Water System Revenue Bonds, Series B, (MBIA), 5.00%, 06/01/10	1,569,690
1,000,000	Napa County, California, Flood Protection & Watershed Improvement Authority, General Obligation Bonds, (AMBAC), 4.50%, 06/15/12	1,046,160
1,150,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC), 6.20%, 02/14/11	1,245,887
1,100,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, 1st Senior, (AMBAC), 6.00%, 02/15/08	1,129,491
1,000,000	Rancho, California, Water District Financing Authority Revenue Bonds, Series A, (FSA), 5.50%, 08/01/10	1,065,250
1,000,000	San Diego County, California, Certificates of Participation, (AMBAC), 5.00%, 11/01/11	1,061,910
1,000,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, (FGIC), 5.20%, 05/15/13	1,005,660
1,000,000	San Diego, California, Public Facilities Financing Authority Water Revenue Bonds, (MBIA), 5.00%, 08/01/11	1,061,140

1,000,000	San Francisco, California, City & County General Obligation Bonds, (FSA), 5.00%, 06/15/08	1,021,390
1,000,000	San Francisco, California, City & County Public Utilities Communication Clean Water Revenue Bond, (MBIA), 5.00%, 10/01/13	1,074,690
3,000,000	San Francisco, California, State Building Authority Lease Revenue Bonds, California State & San Francisco Civic Center, Series A, 5.00%, 12/01/12	3,195,360
1,000,000	San Mateo, Foster City, California, School Facilities Financing Authority Revenue Bond, (FSA), 4.00%, 08/15/12	1,022,180
1,075,000	Santa Clara County, California, Financing Authority Lease Revenue Bonds, Multiple Facilities Project, Series A, (AMBAC), 4.50%, 05/15/12	1,096,371
1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series A, (MBIA), 5.25%, 07/01/09	1,035,010
1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series B, (FSA), 4.25%, 07/01/11	1,029,240

Total TAX-EXEMPT SECURITIES (Cost $48,301,188)		48,371,558

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (11.24%):
2,000,000	Riverside, California, Water Revenue Bonds, (FGIC) (Prerefunded 10/01/11 @ 101), 5.00%, 10/01/26	2,144,160
1,000,000	Sacramento, California, City Financing Authority Revenue Bonds, City Hall, Series A, (FSA) (Prerefunded 12/01/12 @ 100), 5.25%, 12/01/17	1,090,410
3,000,000	San Diego County, California, Water Authority Certificates of Participation, Series A, (FGIC) (Prerefunded 05/01/08 @ 101), 5.00%, 05/01/14	3,087,450

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $6,390,825)		6,322,020

Shares
REGISTERED INVESTMENT COMPANIES (1.99%):
367,179	BlackRock California Money Fund	367,179
750,622	Federated California Money Fund	750,622

Total REGISTERED INVESTMENT COMPANIES (Cost $1,117,801)		1,117,801

Total Investments (Cost $55,809,814) (a) 99.23%		$55,811,379
Other assets in excess of liabilities - 0.77%		435,688

NET ASSETS - 100.00%		$56,247,067

(a)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$253,784	$(252,219)	$1,565

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2006, approximately 11% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At December 31, 2006, approximately, 97% of the net assets are invested in California municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

Excelsior Tax-Exempt Funds, Inc.

Intermediate-Term Tax-Exempt Fund

Schedule of Portfolio Investments	December 31, 2006

(Unaudited)

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (5.97%):
$5,100,000	Missouri State Health & Educational Facilities Authority Revenue Bonds, Washington University, Series B, (SPA: Dexia Credit Local), 3.89%, 02/15/34 (a)	$5,100,000
6,900,000	Mount Vernon, Indiana, Industrial Pollution Control & Solid Waste Disposal Revenue Bonds, General Electric Co. Project, 3.88%, 12/01/14 (a)	6,900,000
4,900,000	Tulsa County, Oklahoma, Industrial Authority Health Care Revenue Bonds, St. Francis Health System, Series B, 3.98%, 12/15/27 (a)	4,900,000
6,025,000	Uinta County, Wyoming, Pollution Control Revenue Bonds, Chevron (USA), Inc. Project, 4.00%, 08/15/20 (a)	6,025,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $22,925,000)		22,925,000

TAX-EXEMPT SECURITIES (85.59%):
1,000,000	Arkansas State Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, (AMBAC), 0.00%, 07/01/23 (b)	488,170
10,000,000	California State Bay Area Infrastructure Financing Authority Revenue Bonds, State Payment Acceleration Notes, (FGIC), 5.00%, 08/01/17	10,790,000
4,740,000	California State General Obligation Bonds, 5.00%, 06/01/08	4,832,146
10,000,000	California State General Obligation Bonds, 5.00%, 05/01/13	10,703,400
5,000,000	California State General Obligation Bonds, 5.00%, 08/01/21	5,319,450
10,000,000	Colorado Springs, Colorado, Utilities Revenue Bonds, Series A, 5.25%, 11/15/10	10,578,700
10,000,000	Dallas, Texas, Water Works & Sewer System Revenue Bonds, (FSA), 5.38%, 10/01/12	10,869,500
2,820,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (FSA), 5.00%, 07/01/14	3,023,125
6,200,000	Fairfax County, Virginia, Refunding & Public Improvement General Obligation Bonds, Series A, 5.25%, 04/01/08	6,325,798
10,000,000	Florida State Division Board Finance Department, General Services Revenue Bonds, Department of Environmental Protection- Preservation 2000, Series A, (FSA), 6.00%, 07/01/13	11,304,199
10,000,000	Florida State Hurricane Catastrophe Fund Finance Corporation Revenue Bonds, Series A, 5.00%, 07/01/10	10,428,800
5,000,000	Fresno, California, Sewer Revenue Bonds, Series A-1, (AMBAC), 5.25%, 09/01/19	5,597,500
10,000,000	Hawaii State General Obligation Bonds, Series CY, (FSA), 5.50%, 02/01/12	10,844,900
2,000,000	Illinois State Toll Highway Authority Revenue Bonds, Senior Priority, Series A-1, (FSA), 5.00%, 01/01/18	2,169,820
5,000,000	Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Clarian Health Obligation Group, Series B, 5.00%, 02/15/22	5,265,250
10,375,000	Jackson County, Missouri, Special Obligation Revenue Bonds, Harry S. Truman Sports Complex, (AMBAC), 5.00%, 12/01/09	10,760,743
10,000,000	Jefferson County, Colorado, School District General Obligation Bonds, (MBIA), 6.50%, 12/15/11	11,288,700
10,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Series B, (MBIA), 5.00%, 07/01/13	10,804,000
6,070,000	Los Angeles, California, Unified School District General Obligation Bonds, Election of 2004, Series F, (FGIC), 5.00%, 07/01/18	6,615,572
5,370,000	Massachusetts State Construction Loan General Obligaton Bonds, Series C, 5.00%, 05/01/16	5,849,702
5,040,000	Miami-Dade County, Florida, Transit Sales Surtax Revenue Bonds, (XLCA), 5.00%, 07/01/19	5,463,814
10,000,000	Michigan State Building Authority Revenue Bonds, Facilities Program, Series I, (FSA), 5.25%, 10/15/14	10,871,400
5,720,000	Nassau County, New York, Interim Finance Authority Revenue Bonds, Sales Tax Revenue, Series B, (AMBAC), 5.00%, 11/15/14	6,159,696
10,000,000	New Jersey State General Obligation Bonds, Series D, 6.00%, 02/15/11	10,877,700
4,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA-CR), 5.25%, 12/15/22	4,564,840

9,530,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Grant Anticipation Bonds, Series A, (FGIC), 5.00%, 06/15/10	9,921,016
12,000,000	New York City, New York, General Obligation Bonds, Series G, 5.00%, 12/01/21	12,706,079
10,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series A, (FSA), 5.38%, 06/15/16	10,844,900
10,000,000	New York State Dormitory Authority Revenue Bonds, State University Educational Facilities, Series B, (FSA), 5.25%, 05/15/11	10,647,900
5,790,000	Palm Beach County, Florida, Public Improvement Revenue Bonds, Parking Facilities Expansion Project, (MBIA), 5.00%, 12/01/26	6,205,722
5,070,000	Pennsylvania State, General Obligation Bonds, Series 4, 5.00%, 07/01/09	5,230,364
5,000,000	Puerto Rico Commonwealth Public Improvement General Obligation Bonds, Series B, 5.25%, 07/01/16	5,489,600
10,000,000	San Antonio, Texas, Electric & Gas Revenue Bonds, 5.00%, 02/01/17	10,755,400
8,000,000	San Antonio, Texas, Electric & Gas Revenue Bonds, Series A, 5.25%, 02/01/16	8,312,880
7,600,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue Bonds, Series A, (MBIA), 0.00%, 01/15/12	6,285,732
5,000,000	South Carolina State Highway General Obligation Bonds, Series B, 5.00%, 04/01/16	5,303,600
10,000,000	South Carolina State Public Services Authority Revenue Bonds, Series A, (FSA), 5.50%, 01/01/11	10,654,600
2,000,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Senior Lien, Series A, 5.25%, 12/15/23	2,250,160
4,815,000	Texas State Public Finance Authority General Obligation Bonds, Series A, 5.00%, 10/01/23	5,096,774
3,500,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/08	3,558,800
6,000,000	Triborough Bridge & Tunnel Authority, New York, Highway Revenue Bonds, Series B, 5.00%, 11/15/20	6,342,720
6,285,000	Virginia State Public School Authority Revenue Bonds, 1997 Resolution, Series C, 5.00%, 08/01/16	6,841,977
10,000,000	Washington State Various Purposes General Obligation Bonds, Series R-03-A, (MBIA), 5.00%, 01/01/18	10,536,300

Total TAX-EXEMPT SECURITIES (Cost $323,195,896)		328,781,449

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (6.64%):
12,000,000	Chicago, Illinois, Public Improvements General Obligation Bonds, (Prerefunded 01/01/08 @ 102), 5.25%, 01/01/27	12,420,480
7,180,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (Prerefunded 07/01/13 @ 100), 5.00%, 07/01/14	7,714,264
5,000,000	New York State Tobacco Settlement Asset Securitizaton Corporation Revenue Bonds, Series 1, (Prerefunded 07/15/09 @ 101), 6.38%, 07/15/39	5,377,100

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $25,548,045)		25,511,844

Shares
REGISTERED INVESTMENT COMPANIES (0.50%):
1,877,485	BlackRock Muni Fund	1,877,485
26,236	Dreyfus Tax Exempt Cash Fund	26,236

Total REGISTERED INVESTMENT COMPANIES (Cost $1,903,721)		1,903,721

Total Investments (Cost $373,572,662) (c) - 98.70%		$379,122,014
Other assets in excess of liabilities - 1.30%		4,980,302

NET ASSETS - 100.00%		$384,102,316

(a)	Variable Rate Security – The rate disclosed is as of December 31, 2006.
(b)	Zero-Coupon Bond.
(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$5,772,420	$(223,068)	$(5,549,352)

AMBAC - American Municipal Bond Assurance Corp.

FGIC - Financial Guaranty Insurance Corp.

FSA - Financial Security Assurance

FSA-CR - Financial Security Assurance Custodial Receipts

MBIA - Municipal Bond Insurance Association

SPA - Standby Purchase Agreement

XLCA - XL Capital Assurance

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2006, approximately 7% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Excelsior Tax-Exempt Funds, Inc.

Long-Term Tax-Exempt Fund

Schedule of Portfolio Investments (Unaudited)	December 31, 2006

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (9.87%):
$ 1,200,000	Loudoun County, Virginia, Industrial Development Authority Revenue Bonds, Howard Hughes Medical Institution, Series A, 3.97%, 02/15/38 (a) (b)	$1,200,000
1,000,000	Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Carnegie Mellon University, Series A, (SPA: Morgan Guaranty Trust), 3.99%, 11/01/25 (a)	1,000,000
2,200,000	Texas State Water Development Board Revenue Bonds, State Revolving Fund, (SPA: JP Morgan Chase Bank), 3.92%, 07/15/26 (a)	2,200,000
1,000,000	Tulsa County, Oklahoma, Industrial Authority Health Care Revenue Bonds, St. Francis Health System, Series B, 3.98%, 12/15/27 (a)	1,000,000
1,000,000	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Project, Series B, 3.97%, 07/01/37 (a)	1,000,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $6,400,000)		6,400,000

TAX-EXEMPT SECURITIES (72.91%):
2,500,000	California Statewide Communities Development Authority Revenue Bonds, Southern California Edison Co., Series A, (XLCA), (Mandatory Put 04/01/13 @ 100), 4.10%, 04/01/28	2,541,200
2,000,000	Chicago, Illinois, General Obligation Bonds, (FGIC), 5.25%, 01/01/28	2,077,700
1,000,000	Cincinnati, Ohio, City School District General Obligation Bonds, Classroom Construction & Improvements, (FGIC), 5.25%, 12/01/30	1,177,540
3,000,000	Clark County, Nevada, School District General Obligation Bonds, Series A, (FSA), 5.00%, 06/15/15	3,237,600
2,500,000	Detroit, Michigan, City School District General Obligation Bonds, School Building & Improvement, Series A, (FSA), 5.00%, 05/01/17	2,682,725
2,000,000	District Of Columbia, General Obligation Bonds, Series A, (MBIA), 5.25%, 06/01/27	2,053,580
2,000,000	Florida State Hurricane Catastrophe Fund Finance Corporation Revenue Bonds, Series A, 5.00%, 07/01/10	2,085,760
1,000,000	Hudson Yards Infrastructure Corp., New York, Revenue Bonds, Series A, 5.00%, 02/15/47	1,054,360
650,000	Indiana Health & Educational Facility Financing Authority Hospital Revenue Bonds, Clarian Health Obligation, Series A, 5.00%, 02/15/39 (b)	673,062
3,000,000	Johnson City, Tennessee, Health & Educational Facilities Board Hospital Revenue Bonds, Mountain States Health Alliance, Series A, 5.50%, 07/01/36	3,222,480
1,500,000	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, 5.50%, 09/01/36 (c)	1,576,545
1,000,000	Massachusetts State Construction Loan General Obligaton Bonds, Series C, 5.00%, 05/01/16	1,089,330
2,000,000	Michigan State Hospital Finance Authority Revenue Bonds, Henry Ford Health Systems, Series A, 5.25%, 11/15/32	2,134,740
1,000,000	Montgomery, Alabama, Medical Clinic Board Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, 4.75%, 03/01/36	976,790
500,000	New Hampshire Health & Education Facilites Authority Revenue Bonds, The Memorial Hospital, 5.25%, 06/01/36	519,830
2,000,000	New York City, New York, General Obligation Bonds, Series M, 5.00%, 04/01/22	2,118,940
2,000,000	New York City, New York, Industrial Development Agency Revenue Bonds, Queens Baseball Stadium - Pilot, (AMBAC), 5.00%, 01/01/46	2,122,760
2,000,000	New York Metropolitan Transportation Authority Revenue Bonds, Series A, (AMBAC), 5.50%, 11/15/14	2,240,700
2,000,000	New York State Dormitory Authority Revenue Bonds, Non-State Supported Debt, New York University Hospital Center, Series A, 5.00%, 07/01/20	2,069,980
2,000,000	New York State Environmental Facilities Revenue Bonds, Clean Water & Drinking Revolving Foods, 2nd Resolution, 5.00%, 06/15/26	2,130,320
2,000,000	Purdue Univeristy, Indiana, Certificates of Participation, 5.25%, 07/01/22	2,266,740
2,500,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue Bonds, Series A, (MBIA), 0.00%, 01/15/12	2,067,675
1,250,000	Tennessee Energy Acquisition Corp. Gas Revenue Bonds, Series A, 5.25%, 09/01/26	1,415,375

1,000,000	Tulsa County, Oklahoma, Individual Authority Health Care Revenue Bonds, St. Francis Health Systems, 5.00%, 12/15/16	1,077,980
1,000,000	Tulsa County, Oklahoma, Individual Authority Health Care Revenue Bonds, St. Francis Health Systems, 5.00%, 12/15/17	1,073,740
1,500,000	University of Califonia Revenue Bonds, Series J, (MBIA), 5.00%, 05/15/12	1,604,565

Total TAX-EXEMPT SECURITIES (Cost $46,609,343)		47,292,017

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (18.48%):
3,000,000	Houston, Texas, Water & Sewer System Revenue Bonds, Series A, (FSA) (Prerefunded 12/01/12 @ 100), 5.00%, 12/01/30	3,206,820
2,000,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA) (Escrowed to Maturity), 5.25%, 12/01/14	2,202,160
3,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Systems, Series C, (Prerefunded 06/15/13 @ 100), 5.50%, 06/15/23	3,312,600
3,000,000	Pennsylvania State General Obligation Bonds, 2nd Series, (FSA) (Prerefunded 05/01/12 @ 100), 5.50%, 05/01/16	3,267,750

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $11,720,106)		11,989,330

Shares
REGISTERED INVESTMENT COMPANIES (0.55%):
358,172	BlackRock Muni Fund	358,172
1	Dreyfus Tax Exempt Cash Fund	1

Total REGISTERED INVESTMENT COMPANIES (Cost $358,173)		358,173

Total Investments (Cost $65,087,622) (d) - 101.81%		$66,039,520
Liabilities in excess of other assets - (1.81)%		(1,173,723)

NET ASSETS - 100.00%		$64,865,797

(a)	Variable Rate Security – The rate disclosed is as of December 31, 2006
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to $1,576,545 or 2.43% of net assets.
(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$1,016,216	$(64,318)	$951,898

AMBAC – American Municipal Bond Assurance Corporation

FGIC – Financial Guaranty Insurance Corporation

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

SPA – Standby Purchase Agreement

XLCA – XL Capital Assurance

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2006, approximately 18% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Excelsior Tax-Exempt Fund, Inc.

New York Intermediate-Term Tax-Exempt Fund

Schedule of Portfolio Investments (Unaudited)	December 31, 2006

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (3.99%):
$ 1,800,000	New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, (SPA: Dexia Credit Local), 3.90%, 11/01/35 (a)	$1,800,000
3,700,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligation, Series 5, (SPA: Bayerische Landesbank), 3.90%, 08/01/24 (a)	3,700,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $5,500,000)		5,500,000

TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (2.76%):
3,800,000	New York State Metropolitan Transportation Authority Revenue Bonds, Sub-Series G2, (BNP Paribas), 3.88%, 11/01/26 (a)	3,800,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $3,800,000)		3,800,000

TAX-EXEMPT SECURITIES (77.31%):
2,565,000	Babylon, New York, General Obligation Bonds, (AMBAC), 5.00%, 01/01/13	2,746,987
1,500,000	Hudson Yards Infrastructure Corp., New York, Revenue Bonds, Series A, 5.00%, 02/15/47	1,581,540
5,000,000	Nassau County, New York, Interim Finance Authority, Sales Tax Revenue Bonds, Series H, (AMBAC), 5.25%, 11/15/15	5,506,450
2,430,000	New York City, New York, General Obligation Bonds, Series G, 5.00%, 12/01/19	2,581,413
850,000	New York City, New York, Industrial Development Agency Revenue Bonds, Queens Baseball Stadium, (AMBAC), 5.00%, 01/01/19	921,630
1,000,000	New York City, New York, Industrial Development Agency Revenue Bonds, Queens Baseball Stadium, (AMBAC), 5.00%, 01/01/20	1,081,700
2,280,000	New York City, New York, Metropolitan Transportation Authority Revenue Bonds, (CIFG), 5.00%, 11/15/22	2,458,433
5,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series A, (FSA), 5.38%, 06/15/16	5,422,450
4,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series D, 5.13%, 06/15/19	4,253,800
2,150,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A, 5.25%, 11/01/10	2,270,873
3,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A-1, 5.00%, 11/01/19	3,221,460
2,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series B, 5.25%, 08/01/17	2,170,900
3,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series S-1, 5.00%, 07/15/11	3,157,440
5,000,000	New York State Dormitory Authority Revenue Bonds, New York University, Series A, (AMBAC), 5.75%, 07/01/12	5,520,850
5,000,000	New York State Dormitory Authority Revenue Bonds, Series A, (AMBAC), 5.25%, 05/15/16	5,570,700
4,720,000	New York State Dormitory Authority Revenue Bonds, State Personal Income Tax, Series D, (FGIC), 5.00%, 03/15/09	4,866,226
3,525,000	New York State Energy Research & Development Authority, Pollution Control Revenue Bonds, Niagara Mohawk Power Project, Series A, (AMBAC), 5.15%, 11/01/25	3,682,074
5,000,000	New York State Environmental Facilities Revenue Bonds, NYC Municipal Water Project, Series K, 5.50%, 06/15/16	5,694,850
6,000,000	New York State Environmental Facilties Revenue Bonds, NYC Municipal Water Project, Series K, 5.00%, 06/15/12	6,408,960
5,000,000	New York State Local Government Assistance Corporation Revenue Bonds, Series A-1, (FSA), 5.00%, 04/01/12	5,319,100

6,500,000	New York State Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, (MBIA), 5.00%, 10/15/22	6,961,954
2,500,000	New York State Tollway Authority, Highway & Bridge Trust Fund Revenue Bonds, Series B, (AMBAC), 5.00%, 04/01/19	2,694,225
2,015,000	New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, 5.25%, 11/15/13	2,198,869
895,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 5.00%, 09/15/22	960,147
940,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 5.00%, 09/15/23	1,008,423
5,000,000	Puerto Rico Electric Power Authority Revenue Bonds, Series BB, (MBIA), 6.00%, 07/01/11	5,478,400
1,500,000	Puerto Rico Public Improvement General Obligation Bonds, Series A, 5.25%, 07/01/22	1,633,275
2,000,000	Suffolk County, New York, Public Improvement General Obligation Bonds, Series A, (CIFG), 5.00%, 05/01/08	2,037,380
3,750,000	Troy, New York, Industrial Development Authority Civic Facility Revenue Bonds, Rensselaer Polytech, Series E, (XLCA), (Mandatory Put 09/01/11 @ 100), 4.05%, 04/01/37	3,768,825
2,425,000	Yonkers, New York, General Obligation Bonds, Series B, (MBIA), 5.00%, 08/01/21	2,594,047
2,545,000	Yonkers, New York, General Obligation Bonds, Series B, (MBIA), 5.00%, 08/01/22	2,718,594

Total TAX-EXEMPT SECURITIES (Cost $105,060,438)		106,491,975

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (14.63%):
5,000,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA) (Escrowed to Maturity), 5.25%, 12/01/14	5,505,400
3,300,000	New York State Metropolitan Transportation Authority Dedicated Tax Revenue Bonds, Series A, (FGIC) (Prerefunded 04/01/2010 @100), 5.88%, 04/01/21	3,525,489
6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Service Contract, Series 8, (FSA) (Prerefunded 07/01/13 @ 100), 5.38%, 07/01/21	6,586,140
4,210,000	New York State Tobacco Settlement Asset Securitizaton Corporation Revenue Bonds, Series 1, (Prerefunded 07/15/09 @ 101), 6.38%, 07/15/39	4,527,518

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $20,239,968)		20,144,547

Shares
REGISTERED INVESTMENT COMPANIES (0.07%):
1	Dreyfus New York Tax Exempt Cash Fund	1
98,901	Provident Institutional New York Money Market Fund	98,901

Total REGISTERED INVESTMENT COMPANIES (Cost $98,902)		98,902

Total Investments (Cost $134,699,308) (b) - 98.76%		$136,035,424
Other assets in excess of liabilities - 1.24%		1,705,288

NET ASSETS - 100.00%		$137,740,712

(a)	Variable Rate Security - The rate disclosed is as of December 31, 2006.
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$1,518,381	$(182,265)	$1,336,116

AMBAC - American Municipal Bond Assurance Corp.

CIFG – CDC IXIS Financial Guaranty

FGIC - Financial Guaranty Insurance Corp.

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

SPA - Standby Purchase Agreement

XLCA – XL Capital Assurance

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2006, approximately 17 % of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At December 31, 2006, approximately 94% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

Excelsior Tax-Exempt Funds, Inc.

Short-Term Tax-Exempt Securities Fund

Schedule of Portfolio Investments	December 31, 2006

(Unaudited)

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (5.20%):
$ 2,600,000	Loudoun County, Virgina, Industiral Development Authority Revenue Bonds, Howard Hughes Medicial Institution, Series E, 3.88%, 02/15/38 (a)	$2,600,000
2,000,000	Marshall County, West Virginia, Pollution Control Industrial Revenue Bonds, Mountaineer Carbon Co., 4.00%, 12/01/20 (a)	2,000,000
1,000,000	Tulsa County, Oklahoma, Industrial Authority Health Care Revenue Bonds, St. Francis Health System, Series B, 3.98%, 12/15/27 (a)	1,000,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $5,600,000)		5,600,000

TAX-EXEMPT SECURITIES (85.20%):
6,000,000	California State General Obligation Bonds, 5.00%, 06/01/08	6,116,640
4,070,000	Clark County, Nevada, School District General Obligation Bonds, Series A, (FSA), 5.50%, 06/15/07	4,104,229
5,000,000	Fairfax County, Virginia, Refunding & Public Improvement General Obligation Bonds, Series A, 5.25%, 04/01/08	5,101,450
800,000	Illinois State Housing Development Aurthority Multi-Family Revenue Bonds, Series G, 3.85%, 01/01/09	799,344
890,000	Illinois State Housing Development Aurthority, Multi -Family Revenue Bonds, Series G, 3.70%, 07/01/08	889,359
1,810,000	Illinois State Housing Development Aurthority, Multi-Family Revenue Bonds, Series G, 3.90%, 01/01/10	1,807,973
870,000	Illinois State Housing Development Aurthority, Mutli-Family Revenue Bonds, Series G, 3.65%, 07/01/07	869,800
3,850,000	Jacksonville, Florida, Electric Authority Revenue Bonds, Series 18, 5.00%, 10/01/08	3,936,086
4,000,000	Massachusetts State General Obligation Bonds, Series A, (MBIA), 5.50%, 02/01/11	4,277,720
5,035,000	Memphis, Tennessee, General Obligation Bonds, Series B, (MBIA), 5.00%, 11/01/08	5,157,300
2,000,000	Montgomery County, Texas, General Obligation Bonds, Series B, (FSA), 5.00%, 03/01/28	2,040,700
2,500,000	Montgomery County, Texas, General Obligation Bonds, Series B, (FSA), 5.00%, 03/01/29	2,599,700
7,405,000	New Jersey Economic Development Authority Revenue Bonds, Series F, 5.00%, 06/15/07	7,450,023
1,030,000	New York City, New York, General Obligation Bonds, Series C, 5.25%, 08/01/09	1,068,326
6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Series H, 5.25%, 11/15/10	6,333,900
1,500,000	New York State Tollway Authority, General Highway & Bridge Trust Fund Revenue Bonds, Series A, 4.00%, 04/01/08	1,506,795
5,000,000	New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC-BNY), 6.00%, 01/01/11	5,436,650
1,250,000	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series A, 5.00%, 07/01/11	1,303,013
3,000,000	Reedy Creek, Florida, Improvement District Utilities Revenue Bonds, Series 2, (MBIA), 5.25%, 10/01/10	3,165,210
5,000,000	San Antonio, Texas, Electric & Gas Systems Revenue Bonds, Series A, 5.00%, 02/01/10	5,207,800
3,995,000	South Carolina Transportation Infrastructure, Bank Revenue Bonds, Series A, (AMBAC), 5.00%, 10/01/09	4,135,344
7,000,000	Southeastern Virginia Public Services Authority Revenue Bonds, Series A, (MBIA), 5.25%, 07/01/10	7,375,760
3,750,000	Tennessee Energy Aquisition Corporation Gas Revenue Bonds, Series A, 5.00%, 09/01/09	3,863,550
1,500,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Senior Lien, Series A, 5.00%, 12/15/10	1,565,925
3,000,000	Texas State Transportation Commission Revenue Bonds, First Tier, Series A, 5.00%, 04/01/12	3,181,170
2,500,000	Troy, New York, Industrial Development Authority Civic Facility Revenue Bonds, Rensselaer Polytech, Series E, (XLCA), (Mandatory Put 09/01/11 @ 100), 4.05%, 04/01/37	2,512,550

Total TAX-EXEMPT SECURITIES (Cost $91,908,641)		91,806,317

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (8.76%):
4,565,000	Chicago, Illinois, Sales Tax Revenue Bonds, (FGIC) (Prerefunded 01/01/09 @ 101), 5.38%, 01/01/30	4,756,502
595,000	New Jersey Economic Development Authority Revenue Bonds, Series F (Escrowed to Maturity), 5.00%, 06/15/07	598,641
4,030,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A, (Escrowed to Maturity), 5.00%, 11/01/07	4,078,521

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $9,455,457)		9,433,664

Shares
REGISTERED INVESTMENT COMPANIES (0.03%):
30,447	BlackRock Muni Fund	30,447
1	Dreyfus Tax Exempt Cash Fund	1

Total REGISTERED INVESTMENT COMPANIES (Cost $30,448)		30,448

Total Investments (Cost $106,994,546) (b) - 99.19%		$106,870,429
Other assets in excess of liabilities - 0.81%		874,676

NET ASSETS - 100.00%		$107,745,105

(a)	Variable Rate Security - The rate disclosed is as of December 31, 2006.
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$89,043	$(213,160)	$(124,117)

AMBAC - American Municipal Bond Assurance Corp.

BNY- Bank of New York

FGIC - Financial Guaranty Insurance Corp.

FSA - Financial Security Assurance

IBC- Insured Bond Certificates

MBIA - Municipal Bond Insurance Association

plc - Public Limited Company

XLCA - XL Capital Assurance

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2006, approximately 9% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Tax- Exempt Funds, Inc.

By (Signature and Title)	/s/ Evelyn Dilsaver
Evelyn Dilsaver, President

Date February 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Evelyn Dilsaver
Evelyn Dilsaver, President

Date February 15, 2007

By (Signature and Title)	/s/ George Pereira
George Pereira,
Treasurer and Principal Financial Officer

Date February 14, 2007